Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	CHINA NATURAL RESOURCES INC
Entity Central Index Key	0000793628
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Trading Symbol	CHNR
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	24,910,916
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018